11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 16) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of salaries and social security payable [Line Items]
Non current salaries and social security payable		$ 4
Current salaries and social security payable	23	65
Seniority - based bonus [member]
Disclosure of salaries and social security payable [Line Items]
Non current salaries and social security payable		3
Early retirements payable [member]
Disclosure of salaries and social security payable [Line Items]
Non current salaries and social security payable		1
Salaries and social security contributions [member]
Disclosure of salaries and social security payable [Line Items]
Current salaries and social security payable	3	22
Provision for vacations [member]
Disclosure of salaries and social security payable [Line Items]
Current salaries and social security payable	7	17
Provision for gratifications and annual bonus for efficiency [member]
Disclosure of salaries and social security payable [Line Items]
Current salaries and social security payable	$ 13	$ 26